Document and Entity Information	Sep. 30, 2014
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2014
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Central Index Key	0000804239
Amendment Flag	false
Document Creation Date	Jul. 17, 2015
Document Effective Date	Jul. 17, 2015
Prospectus Date	Feb. 13, 2015